Restricted Cash (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Restricted Cash
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash

	September 30, 2024	December 31, 2023
Cash and cash equivalents	$37,061	$51,775
Restricted cash, current assets	1,500	408
Restricted cash, long-term assets	—	1,500
Total cash, cash equivalents, and restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$38,561	$53,683

	December 31, 2023	December 31, 2022
Cash and cash equivalents	$51,775	$63,741
Restricted cash, current assets	408	408
Restricted cash, long-term assets	1,500	—
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statements of Cash Flows	$53,683	$64,149